Related parties	12 Months Ended
Dec. 31, 2022
Related parties.
Related parties

30Related parties

30.1Subsidiaries

IHS Holding Limited (‘the Parent’) is the ultimate parent of the following related parties at the year-end:

			Ownership
			interests	Ownership
			held	interests held
		Country of	by the Group	by the Group
Entity name	Principal activity	incorporation	2022	2021
IHS Holding Limited (ultimate parent)	Holding company	Cayman Islands	—	—
IHS Mauritius Cameroon Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Côte d’Ivoire Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Netherlands Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Zambia Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Rwanda Limited	Holding company	Mauritius	100%	100%
IHS Africa (UK) Limited	Provision of management services	United Kingdom	100%	100%
IHS Netherlands (Interco) Coöperatief U.A.	Holding company	Netherlands	100%	100%
IHS Netherlands Holdco B.V.	Provision of finance	Netherlands	100%	100%
IHS Netherlands NG1 B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands NG2 B.V.	Holding company	Netherlands	100%	100%
IHS Nigeria Limited	Operating*	Nigeria	100%	100%
INT Towers Limited	Operating*	Nigeria	100%	100%
IHS Towers NG Limited	Operating*	Nigeria	100%	100%
IHS Côte d’Ivoire S.A.	Operating*	Côte d’Ivoire	100%	100%
IHS Cameroon S.A.	Operating*	Cameroon	100%	100%
IHS Zambia Limited	Operating*	Zambia	100%	100%
IHS Rwanda Limited	Operating*	Rwanda	100%	100%
Rwanda Towers Limited	Operating*	Rwanda	100%	100%
IHS Kuwait Limited	Operating*	Kuwait	100%	100%
IHS Brasil - Cessão de Infraestruturas S.A.	Operating*	Brazil	100%	100%
IHS Towers Colombia S.A.S	Operating*	Colombia	100%	100%
IHS Peru S.A.C.	Operating*	Peru	100%	100%
San Gimignano Imoveis e Adminsitracao Ltda.	Provision of land management	Brazil	100%	100%
Nigeria Tower Interco B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands GCC B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands KSA B.V.	Holding company	Netherlands	100%	100%
IHS GCC Limited	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands Connect B.V.	Holding company	Netherlands	100%	100%
IHS GCC KW Holding Limited	Provision of management services	United Arab Emirates	70%	70%
IHS FinCo Management Limited	Provision of finance	United Arab Emirates	100%	100%
IHS GCC MAR Holding Limited	Holding company	United Arab Emirates	100%	—
Global Independent Connect Limited	Operating*	Nigeria	100%	100%
IHS KSA Limited	Operating*	Kingdom of Saudi Arabia	100%	100%
IHS SSC FZE	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands RSA B.V	Holding company	Netherlands	100%	100%
IHS Netherlands BR B.V	Holding company	Netherlands	100%	100%
IHS South Africa Holding Proprietary Limited	Holding company	South Africa	100%	100%
IHS Towers South Africa Proprietary Limited	Operating*	South Africa	100%	100%
IHS Netherlands PHP B.V	Holding company	Netherlands	100%	100%
IHS Towers Inc.	Provision of management services	United States of America	100%	100%
IHS Netherlands EGY B.V.	Holding company	Netherlands	100%	100%
IHS Telecom Towers Egypt S.A.E.	Operating*	Egypt	80%	80%
Skysites Americas Ltda	Operating*	Brazil	100%	100%
Wi-Fi Mundial Ltda.	Operating*	Brazil	100%	100%
Topázio Empreendimentos Imoliliarios Ltda.	Operating*	Brazil	**	100%
IHS Fiber Brasil Participações Ltda.	Holding company	Brazil	100%	100%
IHS Fiber Brasil - Cessão de Infraestruturas Ltda.	Holding company	Brazil	100%	100%
I-Systems Soluções de Infraestrutura S.A.	Operating*	Brazil	51%	51%
Centennial Towers Colombia S.A.S.	Operating*	Colombia	100%	100%
Polar Breeze Colombia S.A.S	Operating*	Colombia	100%	100%
Centennial Towers Brasil Cooperatief U.A.	Holding company	Netherlands	100%	100%
Centennial Towers of Brasil B.V.	Holding company	Netherlands	100%	100%
Centennial Towers of Colombia Ltd.	Financing company	British Virgin Islands	100%	100%
IHS CNT Brasil Torres de Telecomunicacoes Ltda.	Operating*	Brazil	100%	100%
Polar Breeze Empreendimentos Ltda.	Operating*	Brazil	100%	100%

*      All operating subsidiaries provide telecommunication support services as their principal activity.

** Entity liquidated after an internal merger.

The shares of the Parent are widely owned by various investors. No investor has the full controlling right over the Company.

30.2Key management personnel

The compensation paid or payable to key management for employee services is shown below:

	2022	2021	2020
	$’000	$’000	$’000
Key management compensation
Short‑term employee benefits	19,980	25,537	13,671
Post‑employment benefits	1,723	105	105
	21,703	25,642	13,776
Share-based payments	5,380	9,795	6,029
	27,083	35,437	19,805

Key management during in the year ended December 31, 2022 included members of the Executive team (Sam Darwish, William Saad, Mustafa Tharoo, David Ordman, Mohamad Darwish, Adam Walker (retired March 31, 2022), Ayotade Oyinlola, William Bates, Colby Synesael and Stephen Howden) and Non-Executive Directors.

30.3Other related party transactions and balances

During the year ended December 31, 2022, DAR Telecom Consulting LLC (“DAR Telecom”) was paid $175,000 (2021: $1,125,384, 2020 - Nil) for services provided by Mr Sam Darwish, the Chairman & Group Chief Executive Officer. DAR Telecom is controlled by Mr Darwish. These amounts are included in Key Management Compensation.

During the year ended December 31, 2022, DAR Telecom invoiced the Group for medical insurance premiums it had paid on behalf of the Group for Nil (2021: $85,163, 2020 - $85,338). Included in these amounts are Nil (2021: $38,330, 2020 - $36,648) that relate to Mr Darwish and are included in Key Management Compensation.

During the year ended December 31, 2022, the Group incurred costs on behalf of Mr Darwish of $26,910 (2021: $551,574, 2020 - $196,340) which were fully repaid by DAR Telecom.

At December 31, 2022, the Group had a receivable of Nil (2021: $551,574, 2020 - Nil) from DAR Telecom.

During the year ended December 31, 2022 and in prior years, the Group was provided corporate administration services by CKLB International Management Limited (“CKLB”). Mr Christian Li and Mrs Kathleen Lai, who served as directors of IHS Holding Limited until October 13, 2021, are directors of CKLB. The fees paid in prior years up to the date of their resignation were $300,935 and $252,615 for the years ended December 31, 2021 and 2020 respectively.

During the year ended December 31, 2022, the Group entered into an arm’s length agreement to sub-lease office space from a subsidiary company of Wendel Group, a significant shareholder of the Company. Under the subs-lease agreement, the Group paid rent and utilities amounting to $343,600 and paid a deposit of $195,298.

There were no other material transactions or balances between the Group and its key management personnel or members of their close family.